SEGMENTS REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting
	Year ended December 31, 2025
	Radware Core	Hawks	Total

Revenues	$301,222	$628	$301,850

Other segment items *	276,510	13,932	290,442

Operating income (loss)	$24,712	$(13,304)	$11,408

Financial income, net	$17,899

Income before taxes on income	$29,307

	Year ended December 31, 2024
	Radware Core	Hawks	Total

Revenues	$274,384	$496	$274,880

Other segment items *	264,635	14,132	278,767

Operating income (loss)	$9,749	$(13,636)	$(3,887)

Financial income, net	$16,552

Income before taxes on income	$12,665

	Year ended December 31, 2023
	Radware Core	Hawks	Total

Revenues	$260,322	$970	$261,292

Other segment items *	277,124	15,848	292,972

Operating loss	$(16,802)	$(14,878)	$(31,680)

Financial income, net	$13,927

Loss before taxes on income	$(17,753)